Summary of reportable segments (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	$ 4,153,947	$ 2,051,016
Other income	823,922	1,403,956
Finance income	79,747	15,040
Total segment revenue & other income	5,057,616	3,470,012
Depreciation and amortisation	(330,187)	(281,304)
Finance costs	(15,872)	(4,243)
Raw materials and change in inventories	(2,147,685)	(1,128,879)
Commissions	(113,415)	(60,961)
Employee benefits expenses	(3,109,064)	(2,975,262)
Advertising and promotional expenses	(1,537,769)	(840,673)
Professional fees	(790,612)	(730,419)
Research and development expenses	(558,306)	(370,961)
Impairment reversal/(expenses)	(280,725)	302
Other expenses	(1,782,292)	(958,983)
Total segment expenses	(10,665,927)	(7,351,383)
Income tax expenses	148,013
Loss for the period	(5,460,298)	(3,881,371)
EasyDNA [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	3,813,482	2,044,152
Other income
Finance income
Total segment revenue & other income	3,813,482	2,044,152
Depreciation and amortisation	(15,211)	(5,637)
Finance costs	(1,317)	(723)
Raw materials and change in inventories	(1,965,338)	(1,106,624)
Commissions	(97,918)	(60,961)
Employee benefits expenses	(777,593)	(579,391)
Advertising and promotional expenses	(946,757)	(386,794)
Professional fees	(1,710)	(20,346)
Research and development expenses
Impairment reversal/(expenses)
Other expenses	(462,753)	(254,775)
Total segment expenses	(4,268,597)	(2,415,251)
Income tax expenses
Loss for the period	(455,115)	(371,099)
Affinity DNA [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	330,777
Other income
Finance income
Total segment revenue & other income	330,777
Depreciation and amortisation	(10,521)
Finance costs	(1,432)
Raw materials and change in inventories	(155,686)
Commissions	(15,497)
Employee benefits expenses	(64,277)
Advertising and promotional expenses	(13,572)
Professional fees
Research and development expenses
Impairment reversal/(expenses)
Other expenses	(56,973)
Total segment expenses	(317,958)
Income tax expenses
Loss for the period	12,819
GeneType/Corporate [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	9,688	6,864
Other income	823,922	1,403,956
Finance income	79,747	15,040
Total segment revenue & other income	913,357	1,425,860
Depreciation and amortisation	(304,455)	(275,667)
Finance costs	(13,123)	(3,520)
Raw materials and change in inventories	(26,661)	(22,255)
Commissions
Employee benefits expenses	(2,267,194)	(2,395,871)
Advertising and promotional expenses	(577,440)	(453,879)
Professional fees	(788,902)	(710,073)
Research and development expenses	(558,306)	(370,961)
Impairment reversal/(expenses)	(280,725)	302
Other expenses	(1,262,566)	(704,208)
Total segment expenses	(6,079,372)	(4,936,132)
Income tax expenses	148,013
Loss for the period	$ (5,018,002)	$ (3,510,272)